Tax (Tables)	12 Months Ended
Dec. 31, 2014
Details of current and deferred taxes
Details of current and deferred taxes
in	2014	2013	2012
Current and deferred taxes (CHF million)
Switzerland	99	12	140
Foreign	622	569	580
Current income tax expense	721	581	720
Switzerland	(321)	22	(123)
Foreign	1,005	673	(132)
Deferred income tax expense/(benefit)	684	695	(255)
Income tax expense	1,405	1,276	465
Income tax expense on discontinued operations	40	75	31
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	4	1	0
Cumulative translation adjustment	(117)	44	(12)
Unrealized gains/(losses) on securities	5	(12)	6
Actuarial gains/(losses)	(375)	388	1
Net prior service credit/(cost)	(11)	(25)	63
Share-based compensation and treasury shares	71	0	(50)

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2014	2013	2012
Income from continuing operations before taxes (CHF million)
Switzerland	401	642	1,680
Foreign	3,226	3,454	510
Income from continuing operations before taxes	3,627	4,096	2,190
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense computed at the statutory tax rate of 22%	798	901	482
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	314	189	242
Non-deductible amortization of other intangible assets and goodwill impairment	6	25	2
Other non-deductible expenses	666	492	393
Additional taxable income	4	2	11
Lower taxed income	(272)	(381)	(422)
Income taxable to noncontrolling interests	(163)	(252)	(117)
Changes in tax law and rates	151	184	182
Changes in deferred tax valuation allowance	1,064	385	13
Change in recognition of outside basis difference	(450)	0	0
Tax deductible impairments of Swiss subsidiary investments	(555)	(268)	(161)
Other	(158)	(1)	(160)
Income tax expense	1,405	1,276	465

Details of the tax effect of temporary differences
Details of the tax effect of temporary differences
end of	2014	2013
Tax effect of temporary differences (CHF million)
Compensation and benefits	2,373	2,113
Loans	231	363
Investment securities	882	1,651
Provisions	1,658	1,874
Derivatives	121	143
Real estate	277	240
Net operating loss carry-forwards	6,232	4,433
Other	99	189
Gross deferred tax assets before valuation allowance	11,873	11,006
Less valuation allowance	(4,107)	(2,705)
Gross deferred tax assets net of valuation allowance	7,766	8,301
Compensation and benefits	(164)	(422)
Loans	(40)	(109)
Investment securities	(619)	(1,099)
Provisions	(448)	(397)
Business combinations	(1)	0
Derivatives	(168)	(193)
Leasing	(23)	(53)
Real estate	(62)	(76)
Other	(211)	(161)
Gross deferred tax liabilities	(1,736)	(2,510)
Net deferred tax assets	6,030	5,791

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2014	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	48
Due to expire within 2 to 5 years	12,881
Due to expire within 6 to 10 years	2,431
Due to expire within 11 to 20 years	3,756
Amount due to expire	19,116
Amount not due to expire	15,475
Total net operating loss carry-forwards	34,591

Movements in the valuation allowance
Movements in the valuation allowance
in	2014	2013	2012
Movements in the valuation allowance (CHF million)
Balance at beginning of period	2,705	2,554	2,690
Net changes	1,402	151	(136)
Balance at end of period	4,107	2,705	2,554

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2014	2013	2012
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	505	483	597
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(70)	(24)	41
Tax benefits in respect of tax on dividend equivalent payments	1	22	12
1 Calculated at the statutory tax rate before valuation allowance considerations.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2014	2013	2012
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	423	420	373
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	2	4	33
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(47)	(8)	(58)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	39	46	39
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(10)	0	(4)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(24)	(5)	(43)
Other (including foreign currency translation)	6	(34)	80
Balance at end of period	389	423	420
of which, if recognized, would affect the effective tax rate	389	417	414

Interest and penalties
Interest and penalties
in	2014	2013	2012
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	16	7	(13)
Interest and penalties recognized in the consolidated balance sheets	86	69	69

Bank
Details of current and deferred taxes
Details of current and deferred taxes
in	2014	2013	2012
Current and deferred taxes (CHF million)
Switzerland	56	(52)	85
Foreign	624	564	581
Current income tax expense	680	512	666
Switzerland	(384)	(15)	(121)
Foreign	1,003	673	(180)
Deferred income tax expense/(benefit)	619	658	(301)
Income tax expense	1,299	1,170	365
Income tax expense/(benefit) on discontinued operations	40	75	31
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	4	1	0
Cumulative translation adjustment	(117)	44	(12)
Unrealized gains/(losses) on securities	7	(8)	(1)
Actuarial gains/(losses)	(27)	99	30
Net prior service cost	9	0	(2)
Share-based compensation and treasury shares	68	1	(53)

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2014	2013	2012
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	(179)	300	1,170
Foreign	3,140	3,354	609
Income from continuing operations before taxes	2,961	3,654	1,779
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense computed at the statutory tax rate of 22%	651	804	391
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	347	248	67
Non-deductible amortization of other intangible assets and goodwill impairment	6	25	0
Other non-deductible expenses	666	493	382
Additional taxable income	2	(5)	6
Lower taxed income	(265)	(374)	(413)
Income taxable to noncontrolling interests	(173)	(297)	57
Changes in tax law and rates	151	184	182
Changes in deferred tax valuation allowance	1,071	381	10
Change in recognition of outside basis difference	(450)	0	0
Tax deductible impairments of Swiss subsidiary investments	(555)	(268)	(161)
Other	(152)	(21)	(156)
Income tax expense	1,299	1,170	365

Details of the tax effect of temporary differences
Details of the tax effect of temporary differences
end of	2014	2013
Tax effect of temporary differences (CHF million)
Compensation and benefits	2,361	2,106
Loans	231	363
Investment securities	882	1,651
Provisions	1,658	1,874
Derivatives	119	136
Real estate	277	240
Net operating loss carry-forwards	6,232	4,432
Other	95	186
Gross deferred tax assets before valuation allowance	11,855	10,988
Less valuation allowance	(4,107)	(2,704)
Gross deferred tax assets net of valuation allowance	7,748	8,284
Compensation and benefits	(164)	(120)
Loans	(40)	(109)
Investment securities	(611)	(1,089)
Provisions	(447)	(396)
Business combinations	(1)	0
Derivatives	(168)	(193)
Leasing	(23)	(53)
Real estate	(62)	(75)
Other	(201)	(153)
Gross deferred tax liabilities	(1,717)	(2,188)
Net deferred tax assets	6,031	6,096

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2014	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	48
Due to expire within 2 to 5 years	12,881
Due to expire within 6 to 10 years	2,428
Due to expire within 11 to 20 years	3,756
Amount due to expire	19,113
Amount not due to expire	15,475
Total net operating loss carry-forwards	34,588

Movements in the valuation allowance
Movements in the valuation allowance
in	2014	2013	2012
Movements in the valuation allowance (CHF million)
Balance at beginning of period	2,704	2,550	2,689
Net changes	1,403	154	(139)
Balance at end of period	4,107	2,704	2,550

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2014	2013	2012
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	506	481	596
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(69)	(24)	30
Tax benefits in respect of tax on dividend equivalent payments	1	22	12
1 Calculated at the statutory tax rate before valuation allowance considerations.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
in	2014	2013	2012
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	416	416	370
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	2	4	33
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(47)	(8)	(58)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	37	43	38
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(10)	0	(4)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(24)	(5)	(43)
Other (including foreign currency translation)	8	(34)	80
Balance at end of period	382	416	416
of which, if recognized, would affect the effective tax rate	382	410	410

Interest and penalties
Interest and penalties
in	2014	2013	2012
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	21	6	(13)
Interest and penalties recognized in the consolidated balance sheets	85	64	64